UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of

The Securities Exchange Act of 1934

For the monthly distribution period from July 1, 2010 to July 31, 2010

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware			51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)			(IRS Employer Indentification Number)

c/o Discover Bank
12 Read's Way
New Castle, Delaware			19720
(Address of principal executive offices of the issuing entity )			(Zip Code)

	(302)	323-7315
(Telephone Number, including area code)

Title of Class		Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Discover Card Master Trust I (the "Master Trust") and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2003-4, Subseries 2:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(b) hereto.

(C) Series 2005-4, Subseries 1:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(c) hereto.

(D) Series 2005-4, Subseries 2:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(d) hereto.

(E) Series 2006-1, Subseries 2:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(e) hereto.

(F) Series 2006-2, Subseries 2:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(f) hereto.

(G) Series 2006-2, Subseries 3:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(g) hereto.

(H) Series 2006-3:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2006-3, which is attached as Exhibit 99(h) hereto.

(I) Series 2007-2:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2007-2, which is attached as Exhibit 99(i) hereto.

(J) Series 2007-3, Subseries 2:

On August 16, 2010 the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(j) hereto.

Series 2007-CC Collateral Certificate:

On August 16, 2010, the Registrant made available the Monthly Certificateholders' Statement for July 2010 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on August 16, 2010 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Sales of Securities and Use of Proceeds

Increase of Series Investor Interest for Series 2007-CC

On July 29, 2010, the Note Issuance Trust issued $495,000,000 principal amount of the DiscoverSeries Class C(2010-1) Notes and $180,000,000 principal amount of the DiscoverSeries Class B(2010-1) Notes, which are supported by the Series 2007-CC Collateral Certificate issued by the Master Trust pursuant to the Scecond Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the Series Supplement for Series 2007-CC, dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the “Series 2007-CC Supplement”) and held by the Note Issuance Trust. Pursuant to the Series 2007-CC Supplement, Discover Bank transferred to the Note Issuance Trust an additional $675,000,000 fractional undivided interest in the assets of the Master Trust as represented by an increase in the series investor interest for the Collateral Certificate.

Increase in Principal Amount of Class D(2009-1) Notes

On July 29, 2010, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes was in the amount of $79,189,944, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $1,204,860,336. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended (the "Act"). The Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $79,189,944. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the collateral certificate.

Additional information regarding the collateral certificate and the Class B, Class C and Class D notes of the DiscoverSeries has been previously disclosed in the prospectus (the “Prospectus”), dated January 26, 2010, and previously filed by us with the Securities and Exchange Commission on January 28, 2010 (file numbers 333-141703, 333-141703-01 and 333-141703-02). Reference is made to Item 3 of the Form 10-D filed by Discover Card Execution Note Trust for the monthly distribution period from July 1, 2010 to July 31, 2010 for a further description of the DiscoverSeries Class C(2010-1) Notes and the Class B(2010-1) Notes.

Series 2007-CC shall not be subordinated in right of payment to any other series or subseries, and no other series or subseries other than Series 2009-SD shall be subordinated in right of payment to Series 2007-CC.

Increase in Series Investor Interest of Series 2009-SD Certificates

On July 29, 2010, Discover Bank increased the Series Investor Interest of the Series 2009-SD Certificates by $15,083,799, resulting in a Series Investor Interest of the Series 2009-SD Certificates of $390,775,961. The increase was made pursuant to Section 2.03 of the Certificate Purchase Agreement (the “Certificate Purchase Agreement”), dated as of September 23, 2009, among Discover Bank, as Master Servicer, Servicer, and Seller, and the purchasers named therein and Section 31 of the Series Supplement (the "Series 2009-SD Supplement"), dated as of September 23, 2009, as the same may be amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between Discover Bank, as Master Servicer, Servicer, and Seller, and U.S. Bank National Association, as Trustee. The Series 2009-SD Certificates were sold to purchasers in reliance upon the exemption contained in Section 4(2) of the Act. The Certificates were sold at par value for cash, with no applicable underwriting discounts or commissions.

The Master Trust allocates collections and interchange among the series, including Series 2009-SD and Series 2007-CC, based on each series' investor interest in receivables. For Series 2007-CC, the investor interest in receivables will reflect the aggregate nominal liquidation amount of the notes issued by the Note Issuance Trust. Increases and decreases of the aggregate nominal liquidation amount of such notes during the relevant monthly distribution period are described in the Asset-Backed Issuer Distribution Report on Form 10-D filed by the Note Issuance Trust on August 16, 2010. The Master Trust also allocates receivables that Discover Bank has charged-off as uncollectible to each series based on the investor interest in the receivables. Each series supplement to the Pooling and Servicing Agreement, including the Series 2009-SD Supplement and the Series 2007-CC Supplement, will specify the percentage of collections, interchange, if applicable, and charged-off receivables that are allocated to the series at each point in time. These percentages vary based on a number of factors, including whether the Master Trust or the Note Issuance Trust, as applicable, has started to pay principal to investors of any series or an amortization event, early redemption event or event of default has occurred and is continuing. These percentages may, under certain circumstances, differ for finance charge collections, principal collections, interchange and charged-off amounts. When Discover Bank charges off a receivable as uncollectible, it reduces the amount of principal receivables in the Master Trust, and allocates a portion of the amount charged-off against the investor interest in receivables represented by each certificate, including an allocation to the Series 2009-SD Certificates based on the class percentage of charged-off receivables for Series 2009-SD and an allocation to the Collateral Certificate based on the series charge-off percentage for Series 2007-CC. However, unlike other series issued by the Master Trust, the investor interest in receivables for the Series 2009-SD Certificates will not decline as a result of unreimbursed charge-offs or the use of pricipal collections to pay interest or servicing fees or to reimburse charge-offs for other series of Master Trust certificates and the DiscoverSeries Notes. The Master Trust generally uses finance charge collections (including recoveries on charged-off accounts), interchange, investment income and subordinate series collections, if applicable, to pay interest, servicing fees and to reimburse certificateholders and Note Issuance Trust noteholders, as applicable, for charged-off receivables allocated to them. The Master Trust generally uses principal collections to either pay principal to investors or to pay Discover Bank in exchange for new receivables that cardmembers have generated on the accounts that are part of the Master Trust. Finance charge collections (including recoveries on charged-off accounts), interchange, investment income and principal collections allocated by the Master Trust are used or allocated by the Note Issuance Trust pursuant to the indenture and applicable indenture supplement and terms document, as previously disclosed in the Prospectus.

In general, the Master Trust will use each series’ or subseries’ share of collections, other income and subordinate series collections, if applicable, to make required payments to investors, to pay its servicing fees and to reimburse its share of charged-off amounts. Series 2009-SD (a subordinate series) will use its share of collections to pay its servicing fees and to reimburse its share of charged-off amounts. It will then make its remaining collections, including principal collections, available to all Master Trust series or subseries (including Series 2007-CC) on an as-needed basis pursuant to the Series 2009-SD Supplement. Principal collections for Series 2009-SD that are not reallocated will be retained by Series 2009-SD and applied to principal payments or reinvestments in new receivables, as applicable, in accordance with the cash flows for Series 2009-SD. If Series 2009-SD does not have enough collections and other income in any month, the Master Trust may use excess collections and other income available from other series or subseries to make payments for Series 2009-SD.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.		Exhibits
Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 1996-4.
99	(b)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2003-4, Subseries 2.
99	(c)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2005-4, Subseries 1.
99	(d)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2005-4, Subseries 2.
99	(e)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2006-1, Subseries 2.
99	(f)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2006-2, Subseries 2.
99	(g)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2006-2, Subseries 3.
99	(h)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2006-3.
99	(i)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2007-2.
99	(j)	Monthly Certificateholders' Statement, related to the month ending
July 31, 2010, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/S/ Michael F. Rickert
___________________________________
Michael F. Rickert
Vice President, Chief Financial Officer
and Treasurer

Date: August 16, 2010

EXHIBIT INDEX
Exhibit No.		Description

99	(a)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 1996-4.
99	(b)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2003-4, Subseries 2.
99	(c)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2005-4, Subseries 1.
99	(d)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2005-4, Subseries 2.
99	(e)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2006-1, Subseries 2.
99	(f)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2006-2, Subseries 2.
99	(g)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2006-2, Subseries 3.
99	(h)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2006-3.
99	(i)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2007-2.
99	(j)	Monthly Certificateholders' Statement, related to the
month ending July 31, 2010, for Series 2007-3, Subseries 2.